Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4) (5)	Value of Initial Fixed $100 Investment Based On:		Net Income (8)	NIM (9)
					TSR (6)	Peer Group TSR (7)
2024	3,362,649	$1,913,422	1,794,158	$(1,013,696)	$226.31	$105.26	$181,469	3.15%
2023	3,761,511	9,749,751	1,783,477	$8,743,538	267.88	78.90	250,143	3.29%
2022	2,648,914	(24,380,210)	1,162,237	(6,853,690)	131.75	105.83	228,034	3.19%
2021	3,900,601	46,206,289	2,459,948	10,623,163	303.91	143.93	314,647	3.70%
2020	2,332,252	(1,569,101)	2,579,424	2,098,277	84.52	98.90	132,578	2.71%

Company Selected Measure Name	(NIM)
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the Summary Compensation Table Total in each applicable year. The average of the Summary Compensation Table Total is comprised of Messrs. Sam Sidhu, Watkins, Cunningham and Kasulka and Ms. Leibold in 2024, Ms. Leibold and Messrs. Sam Sidhu, Bowman and Cunningham in 2023 and 2022, Ms. Leibold and Messrs. Sam Sidhu, Bowman, Cunningham and Richard A. Ehst for 2021, and Ms. Leibold and Messrs. Ehst, Sam Sidhu and James T. Collins in 2020. Mr. Ehst retired as the President and Chief Operating Officer effective July 1, 2021. Mr. Collins resigned as the Senior Executive Vice President and Chief Administrative Officer effective April 19, 2021. Mr. Bowman resigned as Chief Credit Officer as of December 31, 2023. Ms. Leibold’s employment with the Company terminated as of April 10, 2024. Mr. Watkins was appointed as the Company’s CFO effective as of April 12, 2024.
Peer Group Issuers, Footnote	The LD&CC has selected the S&P U.S. Mid Cap Bank & Thrift Index as the Peer Group for this purpose, assuming an investment of $100 on December 31, 2019. Reinvestment of dividends, if any, is assumed. The Company obtained the information contained in this column from SNL Financial.
PEO Total Compensation Amount	$ 3,362,649	$ 3,761,511	$ 2,648,914	$ 3,900,601	$ 2,332,252
PEO Actually Paid Compensation Amount	$ 1,913,422	9,749,751	(24,380,210)	46,206,289	(1,569,101)
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in the Summary Compensation Table Total for Mr. Jay Sidhu, are adjusted as described in Note (1)(b) above as follows:

Compensation Actually Paid to NEO
Year	Reported Summary Compensation Table Total For PEO	[Less] Reported Value of Equity Awards	[Plus] Year End Fair Value of Equity Awards Granted in Current Year	[Plus/Minus] Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	[Plus] Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	[Plus/Minus] Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	[Minus] Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	[Plus] Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid to PEO
2024	$3,362,649	$(2,479,286)	$2,384,244	$(1,160,888)	$—	$(193,297)	$—	$—	$1,913,422
2023	3,761,511	(2,891,317)	6,843,851	1,968,518	—	67,188	—	—	9,749,751
2022	2,648,914	(1,884,160)	980,225	(4,154,816)	—	(21,970,373)	—	—	(24,380,210)
2021	3,900,601	(1,893,124)	3,852,355	31,132,963	—	9,213,494	—	—	46,206,289
2020	2,332,252	(1,508,801)	1,973,953	(1,890,821)	—	(879,184)	(1,596,500)	—	(1,569,101)

Non-PEO NEO Average Total Compensation Amount	$ 1,794,158	1,783,477	1,162,237	2,459,948	2,579,424
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,013,696)	8,743,538	(6,853,690)	10,623,163	2,098,277
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the average of the dollar amount in the Summary Compensation Table Total for Messrs. Sam Sidhu, Watkins, Cunningham and Kasulka and Ms. Leibold in 2024, Ms. Leibold and Messrs. Sam Sidhu, Bowman and Cunningham in 2023 and 2022, Ms. Leibold and Messrs. Sam Sidhu, Ehst, Bowman and Cunningham for 2021, and Ms. Leibold and Messrs. Sam Sidhu, Ehst and Collins for 2020 are adjusted as described in Note (1)(b) above as follows:

Average Compensation Actually Paid to Non-PEO NEOs
Year	Reported Average Summary Compensation Table Total For Non-PEO NEOs	[Less] Reported Average Value of Equity Awards	[Plus] Average Year End Fair Value of Equity Awards Granted in Current Year	[Plus/Minus] Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	[Plus] Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	[Plus/Minus] Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	[Minus] Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	[Plus] Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,794,158	$(739,814)	$688,896	$(1,919,432)	$—	$(74,646)	$(762,858)	$—	$(1,013,696)
2023	1,783,477	(939,998)	1,996,307	6,041,528	—	(85,958)	(51,818)	—	8,743,538
2022	1,162,237	(498,750)	257,593	(7,561,180)	—	(213,590)	—	—	(6,853,690)
2021	2,459,948	(1,763,447)	5,210,313	3,841,499	32,782	842,068	—	—	10,623,163
2020	2,579,424	(2,074,088)	2,021,251	(176,432)	—	(159,957)	(91,921)	—	2,098,277

The average equity award adjustments for 2021 also include the subtraction of $123,364 in BM Technologies, Inc. (“BMTX”) common stock granted to Ms. Leibold in 2021 that are included in “All Other Compensation” column in the Summary Compensation Table and the addition of $92,100 in fair value of BMTX common stock that are outstanding and unvested in 2021, the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of BMTX common stock that are outstanding and unvested of $(40,000) in 2022, and the amount of change from the end of the prior fiscal year to the vesting date in fair value of BMTX common stock of $(16,600) in 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
As shown in the above graph, over the past five years, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to other NEOs as a group (excluding the CEO) is aligned with the Company’s TSR over the past five years presented in the table. The actual value that our CEO and other NEOs could realize from these equity awards is greater.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As shown in the above graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to other NEOs as a group (excluding the CEO) is aligned with the Company’s net income (dollars in thousands) over the past five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and NIM
As shown in the above graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to other NEOs as a group (excluding the CEO) is aligned with the Company’s NIM over the past five years presented in the table.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and the Peer Group
As demonstrated by the above graph, the Company’s TSR over the five year period was $226.31, while the TSR of the peer group presented for this purpose, the S&P U.S. Mid Cap Bank & Thrift Index, was $105.26 over the same period presented in the table. The Company’s TSR outperformed the S&P U.S. Mid Cap Bank & Thrift Index during the five years presented in the table, representing the Company’s financial performance as compared to the financial institutions comprising the S&P U.S. Mid Cap Bank & Thrift Index. For more information regarding the Company’s performance and the financial institutions that the LD&CC considers when determining compensation, refer to “Compensation Discussion and Analysis”, “Compensation Decision-Making Process”, “Peer Groups” on page 54.

Tabular List, Table

Tabular List of Financial Performance Measures
Financial Performance Measure
NIM
Immediately Available Liquidity in Excess of Uninsured Deposits
CET1 Ratio
3-Year Relative TSR
3-Year Relative ROACE
3-Year Relative Average Non-Performing Assets to Total Assets

Total Shareholder Return Amount	$ 226.31	267.88	131.75	303.91	84.52
Peer Group Total Shareholder Return Amount	105.26	78.90	105.83	143.93	98.90
Net Income (Loss)	$ 181,469,000	250,143,000	228,034,000	314,647,000	132,578,000
PEO Name	Mr. Jay Sidhu
Additional 402(v) Disclosure	The dollar amounts represents the amount of “compensation actually paid” to the Company’s principal executive officer (“PEO”), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total reported compensation for each year in the Summary Compensation Table to determine the compensation actually paid:
(a)    The grant date fair value of equity awards consists of RSUs and stock options, and represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, respectively, in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant based on the assumptions and methodologies set forth in the consolidated financial statements included in NOTE 14 - SHARE-BASED COMPENSATION PLANS of our Annual Report on Form 10-K for the year ended December 31, 2024.
(c)    There were no pension benefits adjustments for the years in the table.
The dollar amounts represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments were made to the total reported compensation of the NEOs as a group (excluding the PEO) for each year in the Summary Compensation Table to determine the compensation actually paid, using the same methodology described in Note (1) above.The Company’s cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period, assuming an investment of $100 on December 31, 2019.The dollar amounts represent the consolidated net income, as reflected in the Company’s audited financial statements in our Annual Report on Form 10-K for the applicable year, in thousands.
The LD&CC considers NIM to be the most important financial performance measure, among other measures in the tabular list below, that is utilized to determine our executive compensation during 2024.
Refer to our “Compensation Discussion and Analysis” beginning on page 39 for additional information about our short-term and long-term incentive program for our NEOs.
Analysis of the Information Presented in the Pay versus Performance Table
The Company’s executive compensation program reflects our pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table above. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table.

Measure:: 1
Pay vs Performance Disclosure
Name	NIM
Non-GAAP Measure Description	Net Interest Margin, tax equivalent (NIM) is a company selected measure. Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that NIM is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company performance. Customers funded, either directly or indirectly, PPP loans in 2020 and 2021. Customers substantially completed processing the guarantee payments for the PPP loans in early 2023. As such, the Company has utilized NIM in evaluating its performance since the first quarter of 2023. NIM, excluding PPP (a non-GAAP measure) for 2024 and 2023, together with 2022, 2021 and 2020, are presented in Appendix A to this Proxy Statement for the purpose of analyzing the information presented in the pay versus performance table. The Company uses non-GAAP measures to compare the current period presentation to historical periods. In addition, the Company believes the use of these non-GAAP measures provides additional clarity when assessing the Company’s financial results. These disclosures should not be viewed as substitutes for results determined to be in accordance with U.S. GAAP, nor are they necessarily comparable to non-GAAP performance measures that may be presented by other entities. The Company’s reasons for the use of the non-GAAP measure and a detailed reconciliation between the non-GAAP measure and the comparable GAAP amount are included in Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Immediately Available Liquidity in Excess of Uninsured Deposits
Measure:: 3
Pay vs Performance Disclosure
Name	CET1 Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	3-Year Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	3-Year Relative ROACE
Measure:: 6
Pay vs Performance Disclosure
Name	3-Year Relative Average Non-Performing Assets to Total Assets
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,479,286)	(2,891,317)	(1,884,160)	(1,893,124)	(1,508,801)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,384,244	6,843,851	980,225	3,852,355	1,973,953
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,160,888)	1,968,518	(4,154,816)	31,132,963	(1,890,821)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,297)	67,188	(21,970,373)	9,213,494	(879,184)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(1,596,500)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(739,814)	(939,998)	(498,750)	(1,763,447)	(2,074,088)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	688,896	1,996,307	257,593	5,210,313	2,021,251
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,919,432)	6,041,528	(7,561,180)	3,841,499	(176,432)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	32,782	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,646)	(85,958)	(213,590)	842,068	(159,957)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(762,858)	(51,818)	0	0	(91,921)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0